STOCKHOLDERS' EQUITY AND EQUITY COMPENSATION - Summary of stock-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Stockholders' Equity Note [Abstract]
Restricted stock	$ 24,191	$ 17,037	$ 18,595
ESOP	0	8,533	20,583
Total stock-based compensation	$ 24,191	$ 25,570	39,178
Special Dividend ESOP Charges			$ 15,494